Borrowings	12 Months Ended
Sep. 30, 2025
Borrowings.
Borrowings

12.Borrowings

RBC Credit Facility

The Company maintains corporate credit cards for its key employees with Royal Bank of Canada (“RBC”). To provide security, the Company entered into a cash collateral agreement for $47,500 (2024 - $30,000) and a general security agreement providing a first lien on all assets. The $47,500 (2024 - $30,000) was invested in a short-term guaranteed investment certificate.